Schedule of Deferred Income (Detail) - EUR (€) € in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Schedule of Deferred Income [Abstract]
Within 1 year	[1]	€ 21,905	€ 22,118	€ 55,738
In the second to the fifth year	[1]	10,791	11,504	30,385
Total deferred income		€ 32,696	€ 33,622	€ 86,123

[1]	This consolidated statement of Financial Position has been restated to present deferred income in current and non-current deferred income. In previously published financial statements, deferred income was presented solely under current liabilities. We refer to note 18.